SHARE-BASED COMPENSATION - Options Outstanding (Details) - Employee Stock Option - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning Balance (in shares)	3,389,379	3,323,618	1,674,617
Exercised (in shares)	(56,668)
Granted (in shares)	844,561	199,061	1,793,951
Expired (in shares)	(72,178)	(93,250)	(38,700)
Forfeited (in shares)	(49,930)	(40,050)	(106,250)
Ending Balance (in shares)	4,055,164	3,389,379	3,323,618
Vested and expected to vest (in shares)	3,563,764
Exercisable (in shares)	2,215,814
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (in $ per share)	$ 19.5	$ 20.4	$ 27.1
Exercised (in $ per share)	1.9
Granted (in $ per share)	2.1	4.8	14.9
Expired (in $ per share)	17.3	19.7	45.6
Forfeited (in $ per share)	3.3	18.6	26.4
Ending Balance (in $ per share)	2.2	$ 19.5	$ 20.4
Vested and expected to vest (in $ per share)	2.3
Exercisable (in $ per share)	$ 2.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Term In Years	6 years 6 months 21 days
Vested and expected to vest - Weighted Average Remaining Contractual Term In Years	6 years 3 months 25 days
Exercisable - Weighted Average Remaining Contractual Term In Years	5 years 1 month 17 days
Outstanding - Aggregate Intrinsic Value	$ 20,573,979
Vested and expected to vest - Aggregate Intrinsic Value	18,019,647
Exercisable - Aggregate Intrinsic Value	$ 11,119,868